General Information (Details)					1 Months Ended
	Mar. 07, 2024 CNY (¥)	Nov. 11, 2021	Aug. 07, 2020	Aug. 04, 2016	Dec. 27, 2023 CNY (¥)	May 24, 2018	Mar. 29, 2018	Sep. 30, 2011 CNY (¥)	Mar. 24, 2011 CNY (¥)	Mar. 16, 2011 CNY (¥)	Jan. 27, 2011 $ / shares shares	Dec. 31, 2010 shares	Nov. 25, 2010 USD ($)	Nov. 25, 2010 HKD ($)	Jul. 08, 2008 USD ($) $ / shares shares	Mar. 28, 2006 USD ($) $ / shares shares	Nov. 17, 2005 CNY (¥)	Sep. 21, 2005 HKD ($) $ / shares shares
Hongri [Member]
General Information [Line Items]
Common unit issuance of authorized value | $															$ 50,000
Number of shares authorized (in Shares) | shares															50,000
Par value per share | $ / shares											$ 77				$ 1
Number of shares issued (in Shares) | shares												10,000
Issued on additional shares (in Shares) | shares											10,000
France Cock [Member]
General Information [Line Items]
Common unit issuance of authorized value | $																		$ 10,000
Number of shares authorized (in Shares) | shares																		10,000
Par value per share | $ / shares																		$ 1
Roller Rome [Member]
General Information [Line Items]
Common unit issuance of authorized value | $																$ 50,000
Number of shares authorized (in Shares) | shares																50,000
Par value per share | $ / shares																$ 1
Vast Billion [Member]
General Information [Line Items]
Common unit issuance of authorized value													$ 10,000	$ 10,000
Hongri Fujian [Member]
General Information [Line Items]
Increased registered capital																	¥ 5,000,000
Paid up capital								¥ 39,551,860
Hongri Fujian [Member] | Minimum [Member]
General Information [Line Items]
Increased registered capital									¥ 70,000,000
Hongri Fujian [Member] | Maximum [Member]
General Information [Line Items]
Increased registered capital									¥ 75,000,000
Anhui Kai Xin [Member]
General Information [Line Items]
Increased registered capital										¥ 1,000,000
Flower Crown Holding [Member]
General Information [Line Items]
Business combination, description			Flower Crown Holding (“Flower Crown”) is a company incorporated on August 7, 2020 in the Cayman Islands. It has 50,000 shares issued and outstanding with a par value of $1.
Flower Crown HK [Member]
General Information [Line Items]
Business combination, description						Flower Crown (China) Holding Group Co., Limited (“Flower Crown HK”) was incorporated in Hong Kong on May 24, 2018. It has a total of 10,000 shares issued and outstanding with a par value of $1. It is wholly owned by Flower Crown Holding.
Jin Xuan (Hainan) Holding Co., Ltd [Member]
General Information [Line Items]
Business combination, description		It has a registered capital of USD30,000,000. It is 100% owned by Flower Crow HK. Its business scope ranges from import & export to manufacturing.
Jin Xuan Luxury Tourism [Member]
General Information [Line Items]
Business combination, description				Jin Xuan Luxury Tourism (Hainan) Digital Technology Co., Ltd. (“Jin Xuan Luxury Tourism”) was incorporated in the PRC on August 4, 2016. It is 100% owned by JX Hainan . It has a registered capital of RMB20,000,000 and present shareholder shall pay up the registered capital prior to August 4, 2046. It operates Luxventure social platform and on-line activities.
Heyang Travel [Member]
General Information [Line Items]
Business combination, description							Beijing Heyang International Travel Service Co., Ltd. (“Heyang Travel”) was incorporated in the PRC on March 29, 2018. It is 100% owned by Jin Xuan Luxury Tourism. It has a registered capital of RMB5,000,000 and the shareholder shall pay up the registered capital prior to August 1, 2060.
Hefei Aitong [Member]
General Information [Line Items]
Registered capital owned percentage					51.00%
Registered capital amount					¥ 1,000,000
Baofu Technology [Member]
General Information [Line Items]
Registered capital owned percentage	100.00%
Registered capital amount	¥ 60,000,000